First Trust North American Energy Infrastructure Fund Annual Fund Operating Expenses - First Trust North American Energy Infrastructure Fund - First Trust North American Energy Infrastructure Fund	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.95%

[1]	The management fee paid to First Trust Advisors L.P., the Fund’s investment advisor, may be reduced at certain levels of Fund net assets (“breakpoints”). The Fund's contractual management fee absent any breakpoints is 0.95%. See the Fund’s Statement of Additional Information for more information on the breakpoints.